October 8, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for ProShares Morningstar Alternatives Solution ETF, a series of the Trust, that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 126 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 8, 2014 (Accession No. 0001193125-14-366662).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6577.

Sincerely,

/s/ Kenneth C. Fang

Kenneth C. Fang

Vice President and Legal Counsel